COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The impact and outcome of litigation, if any, is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business.

On October 31, 2024, Eli Lilly and Company (“Eli Lilly”) filed a complaint against us in the Northern District of Texas Dallas Division. The complaint alleges causes of action against us for false and misleading advertising and promotion in violation of Section 43(a)(1)(B) of the Lanham Act; and false advertising, in connection with the Company’s TRIM product, and seeks (a) a declaratory judgment, an injunction from falsely stating or suggesting that our oral dissolvable tirzepatide tablets are approved by the FDA, have been the subject of clinical studies, or achieve certain therapeutic outcomes; engaging in any unfair competition with Eli Lilly; and engaging in any deceptive or unfair acts; (b) an order requiring the Company and its officers, agents, servants, employees, and attorneys and all persons acting in concert or participation with any of them, to engage in corrective advertising by informing consumers that: a. our oral dissolvable tirzepatide tablets do not contain the same formulation as MOUNJARO® or ZEPBOUND®; b. our oral dissolvable tirzepatide tablets do not contain the same dosage as MOUNJARO® or ZEPBOUND®; c. our oral dissolvable tirzepatide tablets are not and have never been approved by FDA; d. our oral dissolvable tirzepatide tablets have never been studied in clinical trials; and d. our oral dissolvable tirzepatide tablets have never been demonstrated to be safe or effective; (c) an order directing the Company to file with the court and serve on Eli Lilly’s attorneys, thirty (30) days after the date of entry of any injunction, a report in writing and under oath setting forth in detail the manner and form in which it has complied with the court’s injunction; (e) an order requiring the Company to account for and pay to Eli Lilly any and all profits arising from the foregoing acts of alleged false advertising; (f) an order requiring the Company to pay Eli Lilly compensatory damages in an amount as of yet undetermined caused by the false advertising and trebling such compensatory damages for payment to Lilly in accordance with 15 U.S.C. § 1117 and other applicable laws; (f) an order requiring the Company to pay Eli Lilly all types of monetary remedies available under Texas state law in amounts as of yet undetermined caused by the foregoing acts of unfair competition; (g) pre-judgment and post-judgment interest on all damages; and (h) attorney’s fees.

As discussed above, the initial Complaint asserted two claims: (i) false advertising under the federal Lanham Act; and (ii) common law deceptive advertising. The Company moved to dismiss the second claim, arguing that Texas does not recognize such a claim. Thereafter, on January 30, 2025, Eli Lilly responded by filing an amended complaint wherein it removed the 2nd cause of action. On February 24, 2025, the Company filed its response along with its affirmative defenses and concluding with a motion to dismiss.

On June 23, 2025, the Company and Eli Lilly entered into a Confidential Settlement and Mutual Release Agreement whereby both parties agreed to settle and resolve the complaint upon the Company agreeing pay Lilly a total of $20,000 in cash (the “Settlement Amount”) and the Company agreeing to refrain from marketing and selling its Tirzepatide based ‘TRIM’ products on its MangoRx.com website in the future. The Company paid the Settlement Amount on June 27, 2025 and has been settled in full.

On February 18, 2025, Boustead brought an arbitration action against the Company with the Financial Industry Regulatory Authority (“FINRA”) claiming fees for services owed to Boustead pursuant to its original Engagement Agreement and Advisory Services Agreement entered into with Boustead on June 21, 2022 (the “Boustead Agreement”). Specifically, Boustead is claiming the Company owes Boustead in excess of $1,000,000 in cash and warrants for various financial advisory related services for transactions in which the Company did not engage or retain any financial advisor and in which the Company entered into on their own accord. Furthermore, all transactions in which they are claiming fees transpired after the Right of First Refusal provision of the Boustead Agreement terminated on or around March 20, 2024. The Company believes this is an ill-willed attempt for Boustead to receive fees in which they are not entitled and that this claim has no basis or merit. The Company intends to vigorously defend itself against this claim with FINRA through arbitration.

On May 5, 2025, the Company entered into a Compromise Settlement Agreement and Mutual Release (the “Settlement”) between the Company, Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman and 1800 Diagonal Lending, LLC (“1800 Diagonal”). Pursuant to the Settlement and in consideration for general releases of all parties, and the dismissal of a lawsuit with prejudice, pursuant to which 1800 Diagonal has made claims against the Company and Mr. Cohen, the Company agreed to issue 1800 Diagonal 62,500 shares of restricted common stock of the Company (the “Settlement Shares”). The Settlement Agreement was entered into following a mediation between the parties. The shares were issued on May 5, 2025 with a fair value of $105,625.

In connection with the appointment of Mr. Antonios Isaac as a member of the Board of Directors of the Company and as President of the Company, the Company entered into a Consulting Agreement with Mr. Isaac on January 15, 2025 (the “Isaac Consulting Agreement”). Pursuant to the Isaac Consulting Agreement, Mr. Isaac agreed to serve as the President of the Company and to provide services to the Company as reasonably requested during the term of the Isaac Consulting Agreement, which is 12 months. As consideration for the services to be provided by Mr. Isaac under the Isaac Consulting Agreement, the Company agreed to pay him $10,000 per month. Pursuant to the Isaac Consulting Agreement, we agreed to reimburse Mr. Isaac’s expenses, subject to pre-approval for any expense greater than $500.

On July 1, 2025, Mr. Antonios Isaac, the Company’s President and member of the Board of Directors, provided notice to the Company of his resignation as both a member of the Board of Directors and President.

On January 27, 2025, the Company entered into a First Amendment to Payment Plan Letter Agreement (the “1st Amendment”) with MAAB Global Ltd. (“MAAB”). MAAB had previously purchased rights to $500,000 owed by the Company to Barstool Sports, Inc. (“Barstool” and the “Debt”) on January 10, 2025, which amount was non-interest bearing, and due pursuant to the terms of a Payment Plan Letter Agreement entered into between Barstool and the Company on August 27, 2024. Pursuant to the 1st Amendment, the Company and MAAB agreed to amend the terms of the Debt to allow MAAB the right, exercisable at any time, to convert the $500,000 of Debt into shares of the Company’s common stock at a conversion price of $1.50 per share. See Note 8 for further details regarding the request to convert the Note to shares of common stock.

RELATED PARTIES

On January 28, 2025, the Company, with the approval of the disinterested members of the Board of Directors and the Company’s Audit Committee, made up of independent members of the Board of Directors, entered into an LT Global Practice Management Service Agreement (the “LT Service Agreement”) with LT Global Practice Management (“LT Global”), which entity is owned by the wife of Mr. Cohen. Pursuant to the agreement, LT Global agreed to provide us virtual professionals at the rate of between $1,800 to $3,500 on a full-time basis per virtual professional. The agreement has a term beginning on January 15, 2025, and continuing until either party provides the other at least 30 days prior written notice. The agreement includes customary confidentiality requirements of the parties, indemnification requirements, and other provisions.

On, and effective on February 6, 2025, the Company, with the approval of the Board of Directors of the Company, with the recommendation of the Compensation Committee of the Board of Directors, entered into a First Amendment to Employment Agreement with Amanda Hammer, the Company’s then Chief Operating Officer (the “Hammer Amendment”).

Pursuant to the Hammer Amendment, Ms. Hammer’s role with the Company was expanded to include serving as Chief Operating Officer of Mango & Peaches Corp.; certain provisions of the employment agreement relating to the Company were amended to include both the Company and Mango & Peaches; Ms. Hammer’s compensation was increased to $180,000 per year, effective February 1, 2025; and the Company agreed to pay Ms. Hammer a cash bonus of $15,000 within 30 days of the effective date of the Hammer Amendment. On October 27, 2025, the Company entered into a Separation Agreement with its then Chief Operating Officer, Amanda Hammer (“Hammer”), pursuant to which (i) Hammer’s employment with the Company was terminated, effective October 22, 2025, and (ii) the Company agreed to pay Hammer a separation payment consisting of nine (9) months of pay at Hammer’s regular compensation rate (the “Separation Payment”). (see further discussion under “Note 10 - Subsequent Events”).

On April 24, 2025, we entered into a First Amendment to Amended and Restated Executive Employment Agreement with Jacob D. Cohen, our Chief Executive Officer (the “Amendment”). The Amendment, which has an effective date of April 1, 2025, amended that prior Amended and Restated Executive Employment Agreement dated December 13, 2024, by and between the Company and Mr. Cohen, as amended to date (the “A&R Agreement”) to: (a) provide for Mr. Cohen to be paid a bonus of an additional 3,192,906 shares of Mango & Peaches, a subsidiary of the Company, common stock (the “M&P Stock”); (b) increase Mr. Cohen’s base yearly compensation to $420,000 per year (from $360,000 per year); (c) increase the monthly office allowance payable to Mr. Cohen to $10,000 (from $7,500); and (d) increase the monthly car allowance payable to Mr. Cohen to $5,000 per month (from $2,500).

Operating Leases

The Company has a lease for an office in Dallas, Texas classified as operating leases under ASC 842.

On September 28, 2022, and with an effective date of October 1, 2022, the Company entered into a Lease Agreement with Rox Trep Tollway, L.P. (the “Landlord”) to lease and occupy approximately 2,201 square feet of office space located at 15110 Dallas Parkway, Suite 600, Dallas, Texas 75248 to serve as the Company’s main headquarters (the “Lease Agreement”). The Lease Agreement has a term of thirty-eight(38) months and has a monthly base rent of $5,777.63, or $31.50 per square foot, from months 3-18 and increases at the rate of $1 per square foot per annum until the end of the lease term (the“Base Rent”). In addition to the Base Rent, the Company is required to reimburse the landlord for its pro-rata share of all real estate taxes and assessments, hazard and liability insurance and common area maintenance costs for the building at the rate of 2.45% (the “Proportionate Rent”). Upon the execution of the Lease Agreement, the Company agreed to prepay the first full month’s Base Rent along with a security deposit equal to $16,942.

The Company utilizes the incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. The Company used an estimated incremental borrowing rate of 8% to estimate the present value of the right-of-use liability.

The Company has right-of-use assets of $11,211 and operating lease liabilities of $12,167 as of September 30, 2025. Operating lease expense for the nine months ended September 30, 2025 was $48,282. The Company has recorded $0 in impairment charges related to right-of-use assets during the nine months ended September 30, 2025.

Maturity of Lease Liabilities at September 30, 2025	Amount
2025	$12,289
Total lease payments	12,289
Less: Imputed interest	(122)
Present value of lease liabilities	$12,167

NOTE 11 – COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The impact and outcome of litigation, if any, is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business.

On October 31, 2024, Eli Lilly and Company (“Eli Lily”) filed a complaint against us in the Northern District of Texas Dallas Division. The complaint alleges causes of action against us for false and misleading advertising and promotion in violation of Section 43(a)(1)(B) of the Lanham Act; and false advertising, in connection with the Company’s TRIM product, and seeks (a) a declaratory judgment, an injunction from falsely stating or suggesting that our oral dissolvable tirzepatide tablets are approved by the FDA, have been the subject of clinical studies, or achieve certain therapeutic outcomes; engaging in any unfair competition with Eli Lilly; and engaging in any deceptive or unfair acts; (b) an order requiring the Company and its officers, agents, servants, employees, and attorneys and all persons acting in concert or participation with any of them, to engage in corrective advertising by informing consumers that: a. our oral dissolvable tirzepatide tablets do not contain the same formulation as MOUNJARO® or ZEPBOUND®; b. our oral dissolvable tirzepatide tablets do not contain the same dosage as MOUNJARO® or ZEPBOUND®; c. our oral dissolvable tirzepatide tablets are not and have never been approved by FDA; d. our oral dissolvable tirzepatide tablets have never been studied in clinical trials; and d. our oral dissolvable tirzepatide tablets have never been demonstrated to be safe or effective; (c) an order directing the Company to file with the court and serve on Eli Lilly’s attorneys, thirty (30) days after the date of entry of any injunction, a report in writing and under oath setting forth in detail the manner and form in which it has complied with the court’s injunction; (e) an order requiring the Company to account for and pay to Eli Lilly any and all profits arising from the foregoing acts of alleged false advertising; (f) an order requiring the Company to pay Eli Lilly compensatory damages in an amount as of yet undetermined caused by the false advertising and trebling such compensatory damages for payment to Lilly in accordance with 15 U.S.C. § 1117 and other applicable laws; (f) an order requiring the Company to pay Eli Lilly all types of monetary remedies available under Texas state law in amounts as of yet undetermined caused by the foregoing acts of unfair competition; (g) pre-judgment and post-judgment interest on all damages; and (h) attorney’s fees.

As discussed above, the initial Complaint asserted two claims: (i) false advertising under the federal Lanham Act; and (ii) common law deceptive advertising. The Company moved to dismiss the second claim, arguing that Texas does not recognize such a claim. Thereafter on January 30, 2025, Eli Lilly responded by filing an amended complaint wherein it removed the 2nd cause of action. On February 24, 2025, the Company filed its response along with its affirmative defenses and concluding with a motion to dismiss.

When the complaint was filed, management responded by making changes to the Company’s website; specifically, removing the allegedly offending references to FDA studies. The product is no longer identified on the MangoRx website, the product cannot be purchased and no sales have been made. The Company, by and through counsel, has been attempting to resolve the matter, but intends to vigorously defend the matter if an early resolution is not reached.

The impact and outcome of litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. The above claims and others, even if lacking merit, could result in the expenditure by us of significant financial and managerial resources. We may become involved in additional material legal proceedings in the future.

Operating Leases

The Company has a lease for an office in Dallas, Texas classified as operating leases under ASC 842.

On September 28, 2022, and with an effective date of October 1, 2022, the Company entered into a Lease Agreement with Rox Trep Tollway, L.P. (the “Landlord”) to lease and occupy approximately 2,201 square feet of office space located at 15110 Dallas Parkway, Suite 600, Dallas, Texas 75248 to serve as the Company’s main headquarters (the “Lease Agreement”). The Lease Agreement has a term of thirty-eight (38) months and has a monthly base rent of $5,777.63, or $31.50 per square foot, from months 3-18 and increases at the rate of $1 per square foot per annum until the end of the lease term (the “Base Rent”). In addition to the Base Rent, the Company is required to reimburse the landlord for its pro-rata share of all real estate taxes and assessments, hazard and liability insurance and common area maintenance costs for the building at the rate of 2.45% (the “Proportionate Rent”). Upon the execution of the Lease Agreement, the Company agreed to prepay the first full month’s Base Rent along with a security deposit equal to $16,942.

The Company utilizes the incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. The Company used an estimated incremental borrowing rate of 8% to estimate the present value of the right-of-use liability.

The Company has right-of-use assets of $59,493 and operating lease liabilities of $64,962 as of December 31, 2024. Operating lease expense for the year ended December 31, 2024 was $68,422, The Company has recorded $0 in impairment charges related to right-of-use assets during the year ended December 31, 2024.

Maturity of Lease Liabilities at December 31, 2024	Amount
2025	67,589
Total lease payments	67,589
Less: Imputed interest	(2,627)
Present value of lease liabilities	$64,962